UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 212,400	$ 211,394
Restricted Cash and Cash Equivalents, Current	0	1,000
Available for sale securities	115,558	87,174
Due from related parties	15,970	41,771
Trade accounts receivable	2,519	2,976
Other receivables	26,239	13,041
Inventories	7,088	8,547
Prepaid expenses and accrued income	2,255	2,593
Investment in direct financing leases, current portion	43,807	39,804
Total derivative instruments - short-term assets	0	5,279
Total current assets	425,836	413,579
Vessels and equipment, net	1,493,084	1,559,712
Finance Lease, Right-of-Use Asset	732,549	749,889
Investment in direct financing leases, long-term portion	766,044	762,355
Investment in associated companies	34,098	25,107
Loans to related parties - associated companies, long-term	312,660	310,144
Long-term receivables from related parties	14,629	15,616
Financial instruments (long-term): at fair value	2,597	10,633
Other long-term assets	25,388	30,810
Total assets	3,806,885	3,877,845
Current liabilities
Short-term debt and current portion of long-term debt	188,029	267,149
Capital Lease Obligations, Current	69,491	67,793
Due to related parties	816	1,349
Trade accounts payable	1,540	1,945
Total derivative instruments - short-term liabilities	4,390	45,047
Accrued expenses	11,999	12,510
Other current liabilities	9,773	8,332
Total current liabilities	286,038	404,125
Long-term liabilities
Long-term debt, net of current portion	1,274,663	1,169,931
Capital Lease Obligations, Noncurrent	1,071,661	1,104,258
Financial instruments (long-term): at fair value	16,713	16,213
Other long-term liabilities	3,183	3,286
Total liabilities	2,652,258	2,697,813
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 200,000,000 shares authorized; 119,375,525 shares issued and outstanding at June 30, 2019). ($0.01 par value; 200,000,000 shares authorized; 119,373,064 shares issued and outstanding at December 31, 2018).	1,194	1,194
Additional paid-in capital	468,973	468,844
Contributed surplus	680,703	680,703
Accumulated other comprehensive income (loss)	(12,174)	(220)
Retained earnings	15,931	29,511
Total stockholders' equity	1,154,627	1,180,032
Total liabilities and stockholders' equity	$ 3,806,885	$ 3,877,845